Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000020055
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 14,416	$ 14,569	$ 14,347	$ 14,530	$ 14,307	$ 14,085	$ 13,875	$ 13,810	$ 13,600	$ 13,771	$ 13,587	$ 13,548	$ 13,509	$ 13,113	$ 12,579	$ 12,728	$ 12,939	$ 13,026	$ 12,914	$ 12,765	$ 12,952	$ 12,889	$ 12,802	$ 13,076	$ 12,678	$ 12,828	$ 12,556	$ 12,366	$ 12,840	$ 13,042	$ 12,589	$ 13,239	$ 13,275	$ 13,677	$ 13,889	$ 14,067	$ 14,539	$ 14,484	$ 14,619	$ 14,506	$ 14,608	$ 14,529	$ 14,495	$ 14,382	$ 14,349	$ 14,191	$ 14,270	$ 14,134	$ 14,078	$ 13,826	$ 13,326	$ 13,250	$ 13,402	$ 13,185	$ 12,685	$ 12,457	$ 11,958	$ 11,491	$ 13,174	$ 13,261	$ 13,120	$ 12,934	$ 12,913	$ 12,881	$ 12,944	$ 12,881	$ 12,796	$ 12,473	$ 12,493	$ 12,358	$ 12,180	$ 12,013	$ 11,574	$ 11,798	$ 11,857	$ 12,181	$ 12,152	$ 12,004	$ 11,922	$ 11,952	$ 11,913	$ 11,932	$ 12,020	$ 12,176	$ 12,059	$ 11,994	$ 11,976	$ 11,865	$ 11,754	$ 11,726	$ 11,569	$ 11,541	$ 11,458	$ 11,347	$ 11,356	$ 11,208	$ 11,042	$ 10,909	$ 10,882	$ 10,927	$ 10,865	$ 10,705	$ 10,430	$ 10,315	$ 10,254	$ 9,988	$ 9,617	$ 9,644	$ 9,847	$ 10,042	$ 10,152	$ 9,932	$ 10,102	$ 10,339	$ 10,303	$ 10,454	$ 10,370	$ 10,345	$ 10,320	$ 10,109	$ 10,000
C000020053
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 21,413	22,719	21,440	21,483	21,418	21,057	20,150	20,325	19,505	20,401	19,406	18,444	18,357	17,392	16,056	16,554	17,307	17,667	17,006	15,918	16,520	16,214	16,626	16,943	16,013	16,676	15,742	14,215	15,631	16,056	15,099	16,628	16,293	17,578	17,460	17,533	18,193	17,198	17,654	16,699	17,190	16,716	16,561	16,751	16,424	15,779	14,978	14,170	14,290	13,793	12,228	12,288	12,798	12,237	11,775	11,775	11,257	10,102	12,318	13,608	14,041	13,707	13,298	13,282	12,775	13,192	12,994	12,160	13,215	12,774	12,700	12,340	11,555	12,667	12,257	12,970	12,916	12,714	12,194	12,261	12,221	12,261	12,474	13,155	12,581	12,434	12,052	11,935	11,603	11,689	11,591	11,414	11,377	11,347	11,542	11,249	11,176	10,962	10,302	10,468	10,462	10,361	10,089	10,083	9,899	9,620	9,045	9,098	9,656	9,883	9,856	9,146	9,437	10,114	10,059	10,242	10,064	9,957	10,048	9,640	10,000
C000020057
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 24,492	26,300	23,062	22,326	21,338	20,434	21,149	20,687	20,350	21,675	21,275	19,362	18,752	17,890	15,872	17,155	18,332	19,320	18,921	17,933	17,554	18,143	17,533	17,975	16,944	18,353	17,764	16,818	18,458	19,278	17,336	18,272	19,097	21,335	21,354	21,611	25,115	25,186	26,519	25,127	26,312	25,586	24,983	23,606	24,567	23,218	23,964	23,132	23,591	22,505	20,077	19,868	19,973	19,268	17,875	17,329	15,639	13,559	16,159	17,277	16,926	16,667	15,927	15,539	15,745	16,036	15,776	14,805	15,397	14,828	14,568	13,679	12,412	13,496	13,068	14,388	14,306	13,705	13,348	13,339	12,898	13,024	13,024	13,420	12,781	12,769	12,419	12,183	11,938	11,798	11,686	11,625	11,373	11,112	11,016	10,860	10,399	10,538	10,190	10,599	10,651	10,755	10,324	10,411	10,073	10,056	9,382	9,399	10,272	10,481	10,489	10,014	10,411	11,065	10,837	10,852	10,643	10,736	10,643	9,899	10,000
C000087850
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 22,798	24,461	22,359	22,584	22,055	21,237	21,237	20,622	19,765	21,019	20,513	18,768	18,659	16,923	15,326	16,759	18,177	19,508	19,259	18,504	18,208	18,667	18,504	18,683	17,250	18,410	18,348	17,289	18,784	18,839	17,195	18,356	18,870	21,775	21,946	21,946	26,946	27,051	29,479	27,921	29,201	28,452	29,010	27,660	29,421	28,182	29,997	28,875	27,707	25,197	22,269	21,758	21,146	19,969	18,723	17,605	15,548	13,291	15,741	16,391	16,053	15,818	15,271	14,949	16,432	17,359	16,876	15,452	15,866	15,491	15,657	14,120	12,183	13,631	13,775	16,022	16,067	14,233	14,295	14,027	12,733	12,456	12,180	12,065	11,615	11,409	11,129	10,803	10,313	10,272	10,090	9,827	9,769	9,691	9,649	9,303	8,940	9,093	8,656	9,307	9,146	9,056	8,409	8,396	8,165	8,219	7,774	7,992	9,179	9,640	9,407	9,325	9,935	11,075	11,026	10,924	10,339	10,691	10,491	9,730	10,000
C000020054
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 28,805	30,221	28,785	28,917	28,478	27,599	26,901	26,144	24,879	26,115	25,359	24,049	23,584	22,722	20,975	21,374	22,433	22,502	22,006	20,765	21,242	20,778	20,465	20,915	20,274	21,114	19,891	18,312	19,974	20,794	19,159	20,351	20,270	21,855	21,253	21,924	23,451	22,313	22,545	20,939	22,154	21,489	20,928	20,730	20,418	19,470	18,679	18,137	18,668	18,154	16,501	16,919	17,245	16,256	15,445	15,253	14,422	12,962	14,685	16,023	16,175	15,791	15,444	15,511	15,203	15,174	14,880	13,988	14,737	14,310	14,054	13,475	12,792	13,908	13,375	14,323	14,111	13,798	13,218	13,151	13,000	13,050	13,302	14,047	13,419	13,276	12,694	12,458	12,127	12,135	12,051	12,074	11,888	11,755	11,786	11,343	11,265	11,117	10,720	10,966	11,009	11,052	10,888	10,636	10,420	10,377	9,715	9,629	9,787	9,874	9,914	9,232	9,437	9,960	9,788	10,058	10,000	9,987	10,180	9,678	10,000
C000020056
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 23,772	25,067	23,580	23,537	23,405	22,897	21,864	21,930	21,230	22,170	21,017	19,885	19,710	18,858	17,459	17,853	18,666	19,087	18,280	17,106	17,754	17,441	17,839	18,248	17,414	18,257	17,295	15,569	16,937	17,251	16,223	17,841	17,515	18,763	18,538	18,663	19,229	18,129	18,564	17,545	18,056	17,502	17,293	17,455	17,122	16,453	15,608	14,827	14,904	14,412	12,808	12,896	13,421	12,821	12,367	12,342	11,809	10,592	12,766	14,105	14,513	14,171	13,682	13,651	13,169	13,627	13,398	12,528	13,591	13,123	13,038	12,656	11,848	13,012	12,590	13,307	13,258	13,043	12,509	12,572	12,534	12,579	12,801	13,492	12,898	12,716	12,323	12,186	11,833	11,927	11,822	11,639	11,611	11,562	11,766	11,453	11,376	11,128	10,454	10,614	10,599	10,475	10,187	10,199	10,012	9,723	9,129	9,177	9,714	9,958	9,927	9,195	9,468	10,113	10,068	10,222	10,062	9,955	10,056	9,648	10,000
C000139705
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 12,297	12,280	12,208	12,262	12,172	12,064	11,930	11,876	11,777	11,795	11,741	11,768	11,696	11,539	11,377	11,377	11,394	11,359	11,288	11,331	11,365	11,314	11,220	11,280	11,134	11,095	10,987	11,028	11,211	11,286	11,178	11,328	11,311	11,403	11,553	11,636	11,727	11,719	11,744	11,768	11,768	11,768	11,760	11,752	11,728	11,695	11,695	11,679	11,654	11,594	11,499	11,467	11,475	11,427	11,332	11,166	11,000	10,699	11,419	11,388	11,301	11,270	11,254	11,224	11,216	11,155	11,140	11,071	11,009	10,971	10,887	10,841	10,757	10,718	10,696	10,711	10,711	10,666	10,657	10,642	10,605	10,612	10,597	10,612	10,634	10,622	10,629	10,622	10,622	10,593	10,557	10,549	10,528	10,492	10,478	10,442	10,407	10,385	10,427	10,420	10,392	10,378	10,329	10,260	10,253	10,169	10,037	10,044	10,058	10,103	10,124	10,096	10,096	10,124	10,129	10,143	10,122	10,102	10,082	10,054	10,000
C000087852
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 11,606	11,784	11,648	11,927	11,768	11,577	11,314	11,210	11,027	11,282	11,171	11,298	11,306	10,899	10,434	10,587	10,853	10,914	10,891	10,899	11,029	10,968	10,739	10,991	10,632	10,675	10,330	10,455	10,940	11,220	10,939	11,210	11,232	11,636	11,974	12,120	12,370	12,373	12,351	12,359	12,459	12,473	12,358	12,257	12,215	12,100	12,222	12,350	12,400	12,317	12,132	12,173	12,201	12,249	11,968	11,817	11,660	11,399	11,913	11,769	11,543	11,535	11,535	11,515	11,575	11,369	11,328	11,175	11,021	11,001	10,815	10,815	10,648	10,532	10,493	10,584	10,623	10,577	10,558	10,571	10,532	10,603	10,558	10,655	10,758	10,711	10,724	10,711	10,755	10,673	10,623	10,629	10,553	10,478	10,478	10,402	10,358	10,327	10,565	10,627	10,620	10,602	10,491	10,320	10,314	10,222	10,038	9,990	9,934	10,008	10,044	10,008	9,985	10,050	10,006	10,119	10,137	10,160	10,125	10,166	10,000
C000020060
Account Value [Line Items]
Line Graph and Table Measure Name	Class VC
Account Value	$ 19,362	20,752	19,390	19,579	19,324	18,931	17,988	18,413	17,726	18,739	17,805	16,890	16,851	15,856	14,558	15,150	15,875	16,104	15,542	14,347	14,948	14,834	15,359	15,644	14,600	15,215	14,370	12,989	14,275	14,656	13,598	15,141	14,777	15,857	15,751	15,658	16,444	15,456	15,913	15,128	15,525	15,186	15,175	15,488	15,403	14,565	13,647	12,772	12,777	12,215	10,608	10,403	10,850	10,692	10,413	10,287	9,798	8,659	10,938	12,104	12,466	12,111	11,793	11,834	11,333	11,850	11,674	10,917	11,976	11,521	11,593	11,214	10,165	11,397	11,217	12,339	12,398	12,208	11,861	11,934	11,798	11,749	11,695	12,222	11,964	11,952	11,759	11,656	11,428	11,728	11,651	11,572	11,589	11,475	11,576	11,383	11,199	11,049	10,395	10,587	10,553	10,495	10,159	10,216	9,969	9,795	8,981	8,981	9,621	9,927	9,874	9,347	9,743	10,281	10,204	10,438	10,261	10,346	10,257	9,704	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,016	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,710	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,498	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,017	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,968	11,810	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
Lord Abbett Index: Russell Mid Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Growth Index
Account Value	$ 29,803	31,778	28,041	27,559	26,670	26,024	25,867	25,442	25,174	26,726	26,102	24,276	24,408	22,688	20,221	21,308	22,399	23,163	22,483	20,870	20,857	21,163	20,876	21,084	19,392	20,630	19,566	18,140	19,822	20,494	18,259	19,734	20,529	23,134	22,768	23,048	26,463	26,371	27,534	25,730	27,039	26,194	25,927	24,277	24,654	23,342	23,796	23,397	23,475	22,400	19,748	19,724	20,004	19,474	18,033	17,620	16,012	13,844	16,271	17,476	17,314	17,113	16,302	16,005	16,190	16,490	16,114	15,057	15,976	15,288	15,085	14,249	12,780	14,056	13,707	15,214	15,279	14,446	14,143	14,088	13,580	13,710	13,732	14,177	13,418	13,346	12,914	12,563	12,217	12,132	11,933	11,897	11,620	11,450	11,387	11,068	10,711	10,674	10,230	10,663	10,668	10,700	10,195	10,196	10,032	10,038	9,369	9,225	9,980	10,211	10,189	9,585	9,971	10,586	10,418	10,588	10,464	10,538	10,508	9,832	10,000
Lord Abbett Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	23,713	21,123	21,407	21,126	21,363	19,746	19,779	18,774	20,340	19,787	18,300	18,906	16,885	15,476	16,769	17,953	18,939	18,093	16,708	16,705	16,901	17,329	17,518	15,933	17,026	16,754	15,301	16,814	16,973	15,264	16,272	16,585	18,904	18,818	18,736	21,636	21,541	22,647	21,634	22,496	22,095	22,930	21,903	22,547	22,066	22,782	22,054	21,040	19,241	16,357	16,234	16,589	15,670	15,149	14,589	13,329	11,601	14,340	15,456	15,628	15,278	14,428	14,029	14,145	14,783	14,640	13,593	14,682	14,248	14,444	13,568	12,163	13,772	13,560	15,525	15,897	14,965	14,712	14,598	13,733	13,720	13,538	13,934	13,411	13,396	13,022	12,823	12,161	12,176	12,073	11,671	11,778	11,565	11,430	11,156	10,978	10,830	9,941	10,600	10,449	10,339	9,705	9,750	9,494	9,400	8,731	8,793	9,862	10,356	9,990	9,453	10,091	10,918	10,874	10,730	10,349	10,663	10,475	9,772	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,016	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,710	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,498	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,017	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,968	11,810	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
Lord Abbett Index: ICE BofA 1–3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–3 Year U.S. Corporate Index
Account Value	$ 12,583	12,555	12,501	12,556	12,442	12,326	12,170	12,110	12,012	12,035	11,972	11,996	11,933	11,776	11,606	11,580	11,587	11,551	11,473	11,488	11,508	11,438	11,338	11,409	11,291	11,256	11,109	11,133	11,296	11,360	11,275	11,372	11,307	11,390	11,583	11,673	11,761	11,769	11,787	11,826	11,829	11,824	11,804	11,814	11,788	11,764	11,774	11,769	11,762	11,737	11,697	11,676	11,677	11,648	11,590	11,497	11,366	11,103	11,422	11,357	11,292	11,253	11,243	11,194	11,181	11,096	11,083	11,005	10,944	10,908	10,824	10,786	10,711	10,637	10,627	10,625	10,617	10,574	10,549	10,549	10,509	10,500	10,498	10,522	10,540	10,529	10,551	10,542	10,541	10,519	10,478	10,471	10,442	10,415	10,407	10,372	10,343	10,326	10,370	10,365	10,357	10,353	10,330	10,268	10,266	10,224	10,138	10,129	10,101	10,127	10,134	10,114	10,086	10,102	10,096	10,111	10,100	10,083	10,063	10,054	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878	11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640	11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: Russell 3000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Account Value	$ 22,400	24,064	22,585	22,842	22,544	22,006	20,867	21,074	20,410	21,347	20,337	19,618	19,653	18,553	17,238	17,894	18,628	19,170	18,477	17,314	17,990	17,762	17,917	18,558	17,601	18,369	17,321	15,690	17,214	17,745	16,613	18,218	17,871	18,966	18,455	18,639	19,128	18,017	18,674	17,786	18,409	18,043	17,953	18,153	17,730	17,071	16,130	15,178	15,257	14,658	12,881	13,016	13,361	12,822	12,347	12,405	11,998	10,779	13,077	14,480	14,831	14,427	14,001	13,799	13,310	13,738	13,632	12,725	13,617	13,148	13,098	12,686	11,746	13,019	12,654	13,384	13,385	13,181	12,700	12,664	12,540	12,486	12,682	13,320	12,848	12,686	12,311	12,228	11,841	11,992	11,841	11,635	11,674	11,690	11,809	11,419	11,351	11,060	10,406	10,584	10,598	10,504	10,190	10,106	9,949	9,745	9,083	9,080	9,587	9,823	9,767	9,095	9,381	9,966	9,949	10,135	10,017	9,949	10,062	9,599	10,000
Lord Abbett Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: Russell Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Index
Account Value	$ 25,070	26,967	24,781	24,915	24,373	23,889	22,814	22,966	22,329	23,604	22,623	21,426	21,735	20,176	18,303	19,265	20,284	21,013	20,211	18,655	19,191	19,293	19,594	20,081	18,541	19,600	18,489	16,982	18,717	19,323	17,587	19,537	19,521	21,150	20,622	20,772	22,424	21,544	22,321	21,068	21,973	21,428	21,265	20,956	20,789	19,781	19,260	18,244	18,292	17,474	15,352	15,255	15,557	15,029	14,196	13,944	13,028	11,392	14,150	15,496	15,621	15,271	14,744	14,590	14,309	14,728	14,521	13,587	14,476	13,945	13,827	13,257	11,966	13,284	12,965	14,140	14,231	13,802	13,467	13,375	13,078	13,098	13,090	13,654	13,158	13,037	12,613	12,406	12,071	12,166	11,989	11,871	11,764	11,674	11,692	11,370	11,102	10,978	10,416	10,757	10,736	10,762	10,293	10,246	10,081	9,975	9,220	9,117	9,756	10,025	9,999	9,416	9,767	10,311	10,235	10,452	10,301	10,395	10,389	9,844	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P 500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Account Value	$ 25,950	27,842	26,322	26,661	26,366	25,608	24,448	24,609	23,898	24,971	23,885	23,179	23,110	21,899	19,986	20,337	21,328	21,928	21,205	19,840	20,226	19,885	19,628	20,231	18,907	19,677	18,559	16,645	18,185	18,717	17,673	19,258	18,948	19,917	19,343	19,625	19,949	18,636	19,263	18,418	19,044	18,722	18,575	18,795	18,352	17,692	16,650	15,719	15,972	15,432	13,671	13,950	14,293	13,799	13,312	13,440	13,025	11,765	13,883	15,342	15,758	15,281	14,714	14,334	13,817	14,185	13,939	12,897	13,953	13,401	13,260	12,968	11,944	13,195	12,856	13,579	13,528	13,347	12,827	12,747	12,714	12,650	12,914	13,663	13,119	12,903	12,480	12,338	11,946	12,087	11,923	11,701	11,738	11,746	11,888	11,447	11,372	11,090	10,433	10,593	10,633	10,571	10,291	10,200	10,108	9,899	9,265	9,214	9,687	9,852	9,802	9,134	9,396	9,993	9,955	10,155	10,080	9,931	10,081	9,556	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,212	10,730	10,893	11,159	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,220	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,658	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,841	11,824	11,826	11,788	11,839	11,577	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,857	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,613	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,985	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122	12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	$ 35,090	$ 33,145	$ 33,448	$ 32,749	$ 31,973	$ 31,589	$ 30,494	$ 29,054	$ 30,291	$ 29,347	$ 27,859	$ 27,399	$ 26,208	$ 24,015	$ 24,531	$ 25,759	$ 26,176	$ 25,361	$ 23,789	$ 23,686	$ 23,322	$ 22,496	$ 23,059	$ 21,696	$ 23,022	$ 21,804	$ 20,170	$ 22,217	$ 23,161	$ 21,206	$ 23,114	$ 23,071	$ 25,276	$ 24,371	$ 25,123	$ 26,494	$ 25,357	$ 25,534	$ 23,862	$ 25,026	$ 24,288	$ 23,724	$ 23,183	$ 23,022	$ 21,856	$ 20,939	$ 20,377	$ 20,585	$ 19,823	$ 17,867	$ 18,355	$ 19,080	$ 17,801	$ 16,850	$ 16,522	$ 15,771	$ 13,979	$ 15,949	$ 17,379	$ 17,386	$ 16,877	$ 16,286	$ 15,940	$ 15,648	$ 15,899	$ 15,674	$ 14,642	$ 15,636	$ 15,027	$ 14,741	$ 14,282	$ 13,223	$ 14,535	$ 14,245	$ 15,290	$ 15,203	$ 14,724	$ 14,195	$ 14,108	$ 13,777	$ 13,724	$ 14,082	$ 14,621	$ 13,829	$ 13,677	$ 13,270	$ 12,967	$ 12,705	$ 12,666	$ 12,411	$ 12,334	$ 12,163	$ 12,039	$ 12,025	$ 11,566	$ 11,351	$ 11,131	$ 10,733	$ 10,933	$ 10,931	$ 10,915	$ 10,527	$ 10,500	$ 10,315	$ 10,275	$ 9,622	$ 9,635	$ 10,138	$ 10,301	$ 10,270	$ 9,471	$ 9,712	$ 10,335	$ 10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000